S000011497 [Member] Shareholder Fees - CAUSEWAY INTERNATIONAL VALUE FUND	Sep. 30, 2025 USD ($)
CAUSEWAY INTERNATIONAL VALUE FUND - INVESTOR CLASS
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
CAUSEWAY INTERNATIONAL VALUE FUND - INSTITUTIONAL CLASS
Prospectus [Line Items]
Shareholder Fee, Other	$ 0